Intangible Assets, Net	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net
Intangible Assets, Net

8. Intangible Assets, Net

Intangible assets and related accumulated amortization were as follows:

	December 31, 2018			December 31, 2019
	Gross carrying	Accumulated	Net carrying	Gross carrying	Accumulated	Net carrying
	value	amortization	value	value	amortization	value
Domain names and others	5,269	(1,974)	3,295	4,342	(2,820)	1,522
License	3,161	(2,986)	175	—	—	—
Total intangible assets, net	8,430	(4,960)	3,470	4,342	(2,820)	1,522

The Group recorded amortization expenses of RMB1,898, RMB1,988 and RMB1,021 for the years ended December 31, 2017, 2018 and 2019, respectively.